Related Party Transactions - Schedule of Related Party Transactions Income Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	$ (1,827)	$ (672)
Ocean Yield Malta Limited [Member]
Schedule of Related Party Transactions Income Expenses [Line Items]
Net income / (expenses)	$ (1,827)	$ (672)